Commitments (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals

Twelve months ending March 31:
2018	$99,915
2019	84,918
2020	5,016
Total	$189,849

Years ended September 30,
2018	$90,795
2019	93,408
2020	35,652
Total	$219,855